Intangible Assets (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 05, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Amortization expense		$ 136,640		$ 120,872
Exclusive License Agreement [Member] | Diverse Biotech, Inc. [Member]
Payment of up-front investment	$ 675,000